Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Cost
Amortization of leased assets	$ 8,398	$ 7,542
Interest on lease liabilities	6,551	7,408
Operating lease cost	1,441	995
Total lease cost	$ 16,390	$ 15,945
Weighted-average remaining lease term (in years):
Finance leases	5 years 3 months 3 days	5 years 11 months 8 days
Operating leases	5 years 9 months 7 days	6 years 5 months 8 days
Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.37%	5.52%